RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions							12 Months Ended
	Mar. 04, 2015 CNY (¥)	May. 30, 2014 CNY (¥)	May. 30, 2014 USD ($)	Apr. 10, 2014 CNY (¥)	Apr. 10, 2014 USD ($)	Apr. 03, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Aug. 31, 2015	Apr. 10, 2012
Related Party Transaction [Line Items]
Equity contribution from Shanda								$ 5,847,070
Borrowings from related party							$ 4,631,190
Loan repayments from related parties under common control of Shanda								498,583	$ 3,300,000
Loan repayment to related parties									3,303,760
Interest income from related parties								3,388	28,856
Interest expenses for loans from related parties							260,830		16,365
Shengyue
Related Party Transaction [Line Items]
Revenue from related party								2,703,492	12,404,031
Qinhe
Related Party Transaction [Line Items]
Revenue from related party							0	1,613,606
Beijing Modo
Related Party Transaction [Line Items]
Revenue from related party							115,715
Assumption of liability for service obligation to a related party							185,248
Sheng Payment
Related Party Transaction [Line Items]
Revenue from related party							5,231
Shanda Network
Related Party Transaction [Line Items]
Technical service fees in cost of revenues paid to related parties							510,854	673,899	335,504
Technical service fees in cost of revenues payable but forgiven by related parties								235,876
Rental fee payable but forgiven by related parties								170,086
Purchase of equipment/fixed assets from related parties							763,038
Shengjin
Related Party Transaction [Line Items]
Rental fee payable but forgiven by related parties								23,926
Shanda Media Group Ltd.
Related Party Transaction [Line Items]
Interest expense payable but forgiven by related parties								375,000
Hurray! Media Co., Ltd.
Related Party Transaction [Line Items]
Receivables due from related parties but forgiven as to repayment								1,246,641
Companies under control of Shanda
Related Party Transaction [Line Items]
Purchase of equipment/fixed assets from related parties									188,334
Shanda
Related Party Transaction [Line Items]
Receivables due from related parties but forgiven as to repayment						$ 1,200,000
Equity contribution from Shanda		¥ 16.1	$ 2,600,000	¥ 20.0	$ 3,200,000			5,847,070
Mr. Xu
Related Party Transaction [Line Items]
Borrowings from related party	¥ 30.0						4,631,190
Shanda Capital Limited
Related Party Transaction [Line Items]
Loan repayments from related parties under common control of Shanda								470,000
Loan to related parties									13,865
Interest income from related parties								$ 3,388	14,620
Shanda Games Limited
Related Party Transaction [Line Items]
Loan repayments from related parties under common control of Shanda									3,300,000
Interest income from related parties									14,236
Shanda Computer
Related Party Transaction [Line Items]
Interest expenses for loans from related parties							$ 260,830
Shanghai Shulong Computer and Shanghai Shulong
Related Party Transaction [Line Items]
Interest expenses for loans from related parties									16,365
Shanghai Shulong Computer
Related Party Transaction [Line Items]
Loan repayment to related parties									$ 3,303,760
Beijing Modo
Related Party Transaction [Line Items]
Equity interest of equity method investment							30.00%			30.00%
Yisheng
Related Party Transaction [Line Items]
Equity interest of equity method investment							20.00%				20.00%